Organization and principal activities	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Organization and principal activities

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

(a)	Organization

TalenTec Sdn. Bhd. (formerly known as KE Sdn. Bhd.) (“TalenTec”, or the “Company”) is a private limited company incorporated and domiciled in Malaysia. The Company is principally engaged in software implementation and training.

Keda Pte. Ltd. (“KEDAS”), which is 100% owned by the Company, was incorporated in Singapore. KEDAS is principally engaged in software services.

TalenTec and KEDAS are collectively referred to as the “Group”, is a leading Human Capital Management (“HCM”) technology consulting company and committed to the organization to streamline their business operation, increase employee productivity and improve employee engagement.

(b)	Reverse recapitalization

On October 1, 2025 (the “Closing Date”), Black Titan Corporation (“Black Titan” or “PubCo”) consummated the acquisition of all the issued and outstanding shares of Titan Pharmaceuticals Inc. (“Titan”), and TalenTec in accordance with the terms of the Merger Agreement on October 1, 2025.

On the Closing Date, Merger Sub, a direct wholly owned subsidiary of Black Titan, merged with and into Titan Pharmaceuticals Inc. (“Titan”), and Titan became a direct wholly owned subsidiary of Black Titan. Each issued and outstanding share of common stock of Titan was exchanged for one Black Titan Ordinary Share.

In accordance with the terms of the Share Exchange Agreement, immediately following the effectiveness of the merger, each TalenTec shareholder contributed and exchanged all of its shares in TalenTec for Black Titan Ordinary Shares. As a result of the share exchange, TalenTec became a direct wholly owned subsidiary of Black Titan. Pursuant to the terms of the Share Exchange Agreement, each TalenTec shareholder contributed all of such it shares in TalenTec to Black Titan, and, in exchange, Black Titan issued to the TalenTec Shareholders, for each share contributed, 8.524 newly-issued Black Titan Ordinary Shares for a total of 7,210,800 Black Titan Ordinary Shares issued in the aggregate.

TalenTec was determined to be the accounting acquirer given it effectively controlled the combined entity after the transaction. The transaction is not a business combination because Titan was not a business. The transaction is accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Titan for the net monetary assets of TalenTec, accompanied by a recapitalization. TalenTec is determined as the accounting acquirer and the historical financial statements of TalenTec became the Company’s historical financial statements, with retrospective adjustments to give effect of the reverse recapitalization. All of the Ordinary Shares of TalenTec that were issued and outstanding immediately prior to the transaction were cancelled and converted into an aggregate of 7,210,800 ordinary shares.

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)